Derivative financial instruments - Cash flow hedge (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) £ / €	Dec. 31, 2024 USD ($) £ / $ £ / €	Dec. 31, 2023 £ / $
Derivative financial instruments
Weighted average hedged foreign exchange rate | £ / $		1.2773	1.2441
Cash flow hedge
Derivative financial instruments
Hedge Ratio	1
Ineffectiveness	$ 0	$ 2
Cash flow hedge | Cross-currency swaps | Euro
Derivative financial instruments
Carrying amount	$ 25
Carrying amount		$ (34)
Nominal amount	1,785	1,574
Hedge Ratio	1	1
Change in fair value of outstanding instrument	$ 61	$ (50)
Change in fair value of hedged item	$ 61	(47)
Ineffectiveness		$ (3)
Weighted average hedged foreign exchange rate | £ / €	1.15	1.133